NON-CONTROLLING INTEREST	3 Months Ended
Mar. 31, 2023
NON-CONTROLLING INTEREST
Non-controlling Interest

15. NON-CONTROLLING INTEREST

On March 16, 2021, the Company acquired all the issued and outstanding common shares of Reciprocity which held a 40% interest in Biblos. During the year ended December 31, 2022, the Company entered into an agreement to sell it’s 40% interest in Biblos (see Note 8).

The following summarizes the changes in non-controlling interest in Biblos:

Balance, December 31, 2021	$(90,474)
Share of profit for the period	13,718
Non-controlling interest on sale of Biblos	76,756
Balance, March 31, 2023 and December 31, 2022	$-